Document and Entity Information	Aug. 06, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Entity File Number	0-14719
Entity Registrant Name	SKYWEST, INC.
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0292166
Entity Address, Address Line One	444 South River Road
Entity Address, City or Town	St. George
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84790
City Area Code	435
Local Phone Number	634-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000793733
Amendment Flag	false
Current Fiscal Year End Date	--12-31